Shareholders' Capital (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 04, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 23, 2019
Number of shares
Stock Repurchased During Period, Shares		(24,073,000)	0
Number of shares authorized for repurchase (in shares)				38,424,678
Amount
Redemption of restricted shares		$ (0.8)	$ (1.7)
Common shares repurchased		(122.6)	0.0
Shareholders’ capital		$ 16,449.0	$ 16,546.9
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares)		550,151,561	545,794,384
Issued on redemption of restricted stock (in shares)		3,321,362	4,357,177
Common shares, end of year (in shares)		529,399,923	550,151,561
Amount
Common shares, beginning of year		$ 16,803.0	$ 16,745.7
Redemption of restricted shares		24.7	57.3
Common shares, end of year		16,705.1	16,803.0
Cumulative share issue costs, net of tax		(256.1)	(256.1)
Shareholders’ capital		$ 16,449.0	$ 16,546.9
Subsequent Event
Amount
Number of shares purchased, for cancellation (in shares)	26,200,000	24,100,000
Reduction of issued capital	$ 135.3	$ 122.6